Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

At December 31, 2013, the aggregate future minimum payments for leases for each of the following five years and thereafter are as follows:

2014	9,119
2015	9,176
2016	8,468
2017	7,537
Thereafter	46,499

Total	80,799